Tax situation - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	$ 165,415
Tax Assessments, penalties and interest expenses	314,575
Amount of tax debt	479,990
2003 - 2005
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,530
Tax Assessments, penalties and interest expenses	34,120
Amount of tax debt	41,650
2006
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,058
Tax Assessments, penalties and interest expenses	44,109
Amount of tax debt	50,167
2007
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,390
Tax Assessments, penalties and interest expenses	19,906
Amount of tax debt	29,296
2008
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,703
Tax Assessments, penalties and interest expenses	10,160
Amount of tax debt	19,863
2009
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,953
Tax Assessments, penalties and interest expenses	30,582
Amount of tax debt	39,535
2010
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,501
Tax Assessments, penalties and interest expenses	67,404
Amount of tax debt	73,905
2011
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,500
Tax Assessments, penalties and interest expenses	31,838
Amount of tax debt	37,338
2012
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	0
Tax Assessments, penalties and interest expenses	4,766
Amount of tax debt	4,766
2013
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,109
Tax Assessments, penalties and interest expenses	27,001
Amount of tax debt	36,110
2014
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,655
Tax Assessments, penalties and interest expenses	729
Amount of tax debt	6,384
2015
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	3,264
Tax Assessments, penalties and interest expenses	26,046
Amount of tax debt	29,310
2016
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	68,228
Tax Assessments, penalties and interest expenses	3,678
Amount of tax debt	71,906
2017
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,539
Tax Assessments, penalties and interest expenses	3,378
Amount of tax debt	8,917
2018
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,108
Tax Assessments, penalties and interest expenses	4,654
Amount of tax debt	9,762
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	165,415
Tax Assessments, penalties and interest expenses	314,575
Amount of tax debt	479,990
Sociedad Minera Cerro Verde S.A.A. | 2003 - 2005
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	7,530
Tax Assessments, penalties and interest expenses	34,120
Amount of tax debt	41,650
Sociedad Minera Cerro Verde S.A.A. | 2006
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,058
Tax Assessments, penalties and interest expenses	44,109
Amount of tax debt	50,167
Sociedad Minera Cerro Verde S.A.A. | 2007
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,390
Tax Assessments, penalties and interest expenses	19,906
Amount of tax debt	29,296
Sociedad Minera Cerro Verde S.A.A. | 2008
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,703
Tax Assessments, penalties and interest expenses	10,160
Amount of tax debt	19,863
Sociedad Minera Cerro Verde S.A.A. | 2009
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	8,953
Tax Assessments, penalties and interest expenses	30,582
Amount of tax debt	39,535
Sociedad Minera Cerro Verde S.A.A. | 2010
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	6,501
Tax Assessments, penalties and interest expenses	67,404
Amount of tax debt	73,905
Sociedad Minera Cerro Verde S.A.A. | 2011
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,500
Tax Assessments, penalties and interest expenses	31,838
Amount of tax debt	37,338
Sociedad Minera Cerro Verde S.A.A. | 2012
Disclosure Of Income Tax Explanatory
Tax Assessments, penalties and interest expenses	4,766
Amount of tax debt	4,766
Sociedad Minera Cerro Verde S.A.A. | 2013
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	9,109
Tax Assessments, penalties and interest expenses	27,001
Amount of tax debt	36,110
Sociedad Minera Cerro Verde S.A.A. | 2014
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,655
Tax Assessments, penalties and interest expenses	729
Amount of tax debt	6,384
Sociedad Minera Cerro Verde S.A.A. | 2015
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	3,264
Tax Assessments, penalties and interest expenses	26,046
Amount of tax debt	29,310
Sociedad Minera Cerro Verde S.A.A. | 2016
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	68,228
Tax Assessments, penalties and interest expenses	3,678
Amount of tax debt	71,906
Sociedad Minera Cerro Verde S.A.A. | 2017
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,539
Tax Assessments, penalties and interest expenses	3,378
Amount of tax debt	8,917
Sociedad Minera Cerro Verde S.A.A. | 2018
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	5,108
Tax Assessments, penalties and interest expenses	4,654
Amount of tax debt	9,762
Sociedad Minera Cerro Verde S.A.A. | 2019 - 2020
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	4,743
Tax Assessments, penalties and interest expenses	542
Amount of tax debt	5,285
Sociedad Minera Cerro Verde S.A.A. | 2021 - 2022
Disclosure Of Income Tax Explanatory
Tax assessments, Estimated possible losses	10,134
Tax Assessments, penalties and interest expenses	5,662
Amount of tax debt	$ 15,796